Securities at amortized cost and Held to maturity financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of securities at amortized cost and held to maturity financial assets [Abstract]
Details of HTM financial assets

Details of HTM financial assets as of December 31, 2017 are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2017
	Amortized cost	Cumulative gains on valuation	Cumulative losses on valuation	Fair value
Korean treasury and government agencies	3,994,857	6,944	(15,266)	3,986,535
Financial institutions	7,245,426	2,923	(15,067)	7,233,282
Corporates	5,311,970	12,367	(25,326)	5,299,011
Bond denominated in foreign currencies	197,043	832	(1,024)	196,851

Total	16,749,296	23,066	(56,683)	16,715,679

Details of securities at amortized cost

Details of securities at amortized cost as of December 31, 2018 are as follows (Unit: Korean Won in millions):

December 31, 2018
Korean treasury and government agencies	7,523,458
Financial institutions	9,474,922
Corporates	5,707,063
Bond denominated in foreign currencies	234,041
Loss allowance	(6,925)

Total	22,932,559

Changes in loss allowance of securities at amortized cost

Loss allowance

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance(*1)	(5,078)	—	—	(5,078)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of loss allowance	(1,922)	—	—	(1,922)
Disposal	22	—	—	22
Others(*2)	54	—	—	54

Ending balance	(6,924)	—	—	(6,924)

(*1)	The beginning balance was restated in accordance with IFRS 9.
(*2)	Others consist of foreign currencies translation, etc.

Changes in gross carrying amount of securities at amortized cost

Gross carrying amount

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	16,749,296	—	—	16,749,296
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	15,622,847	—	—	15,622,847
Disposal / Redemption	(9,426,757)	—	—	(9,426,757)
Amortization on the effective interest method	(7,970)	—	—	(7,970)
Others(*)	2,068	—	—	2,068

Ending balance	22,939,484	—	—	22,939,484

(*)	Others consist of foreign currencies translation, etc.